INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION - Supplemental Cash Flow Disclosure (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	May 31, 2013 OXFC Trading Limited
Cash acquired from Oxford City Football Club (Trading)			$ 23,385
Advances under control of the Company	111,742		111,742
Cash received from acquisition of Oxford City Football Club (Trading) Limited	$ 158,490